Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
C000127071
Account Value [Line Items]
Line Graph and Table Measure Name	1789 Growth & Income Fund - Class P Shares
Account Value	$ 10,000	$ 20,254	$ 15,868	$ 15,465	$ 16,317	$ 12,527	$ 13,304	$ 11,277	$ 10,961	$ 10,270	$ 10,067
C000092837
Account Value [Line Items]
Line Graph and Table Measure Name	1789 Growth & Income Fund - Class C Shares
Account Value	$ 10,000	18,309	14,493	14,273	15,214	11,793	12,651	10,831	10,635	10,070	9,968
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520
Dow Jones U.S. Select Dividend Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones US Select Dividend Index
Account Value	$ 10,000	25,538	19,023	20,573	19,806	13,383	15,719	14,203	13,527	11,579	10,203
Dow Jones U.S. Select Dividend Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones US Select Dividend Index
Account Value	$ 10,000	$ 25,538	$ 19,023	$ 20,573	$ 19,806	$ 13,383	$ 15,719	$ 14,203	$ 13,527	$ 11,579	$ 10,203